Reporting and Accounting Policies - Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Income taxes	$ 2,585	$ 821	$ 719
Interest	276	265	229
Operating lease liabilities	$ 84	$ 77	$ 83